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                                                      [LOGO]
                                                      [HARTFORD LIFE]



                                                      THOMAS S. CLARK
                                                      ASSISTANT COUNSEL


May 3, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hart Life Insurance Company
     Separate Account One - Variable Annuity
     File No. 333-65507

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

      1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

      2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 13, 2000.

If you have any additional questions, please feel free to contact me at (860) 843-6320.

Sincerely yours,

/s/ Thomas S. Clark

Thomas S. Clark

Enclosure